ORRICK, HERRINGTON & SUTCLIFFE LLP THE ORRICK BUILDING 405 HOWARD STREET SAN FRANCISCO,CA 94105 tel 415-773-5700 fax 415-773-5759 WWW.ORRICK.COM
December 20, 2004	Dora Mao (415) 773-5628 dmao@orrick.com

Via Edgar

Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:
PG&E ENERGY RECOVERY FUNDING LLC
Amendment No. 1 to Registration Statement on Form S-3
SEC Registration Number 333-119762

Ladies and Gentlemen:

        On behalf of PG&E Energy Recovery Funding LLC, a Delaware corporation (the "Company") (CIK: 0001305629), for the purpose of registering $3,000,000,000 aggregate principal amount of energy recovery bonds of the Company under the Securities Act of 1933, as amended, we transmit for filing, through the Commission's electronic filing system, the Company's Amendment No. 1 to Registration Statement on Form S-3. The Company has previously wired $352,982.30 in payment of the additional filing fee reflecting the increased amount of securities registered to the Commission's designated lock-box depository at Mellon Bank.

        Please direct notice of the availability of effectiveness, or any comments or questions regarding this filing, to me at (415) 773-5628.

Very truly yours,

/s/  DORA MAO

Dora Mao